Vanguard Global Credit Bond Fund

Schedule of Investments (unaudited)
As of January 31, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	(000)	($000)
Australia (2.9%)
Corporate Bonds (2.9%)
1	Aurizon Network Pty Ltd.	4.000%	6/21/24	940	678
2,3 Australia & New Zealand Banking Group Ltd.		2.950%	7/22/30	885	896
3	Commonwealth Bank of Australia	3.743%	9/12/39	500	527
1	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	360	269
1	Macquarie Group Ltd.	3.250%	12/15/22	400	276
1,4 Macquarie Group Ltd., 3M Australian Bank Bill
	Rate + 1.150%	2.045%	12/15/22	600	403
1	Qantas Airways Ltd.	4.400%	10/10/23	510	372
5	Westpac Banking Corp.	1.125%	9/5/27	1,395	1,653
1,2 Westpac Banking Corp.		4.334%	8/16/29	1,000	714
2	Westpac Banking Corp.	2.894%	2/4/30	750	755
Total Australia (Cost $6,524)					6,543
Belgium (0.5%)
Corporate Bonds (0.5%)
	Anheuser-Busch Cos. LLC \ Anheuser-Busch
	InBev Worldwide Inc.	4.700%	2/1/36	180	216
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	180	209
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	359
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	272
Total Belgium (Cost $934)					1,056
Bermuda (0.6%)
Sovereign Bonds (0.6%)
2	Bermuda	4.750%	2/15/29	1,150	1,326
Total Bermuda (Cost $1,153)					1,326
Brazil (0.2%)
Corporate Bonds (0.2%)
	Vale Overseas Ltd.	6.250%	8/10/26	219	259
5	Vale SA	3.750%	1/10/23	100	121
Total Brazil (Cost $342)					380
Canada (3.9%)
Corporate Bonds (2.4%)
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	20	21
3	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	20	20
3	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	55	55
3	Alimentation Couche-Tard Inc.	3.550%	7/26/27	300	318
3	Alimentation Couche-Tard Inc.	4.500%	7/26/47	150	169
3	Bombardier Inc.	7.875%	4/15/27	9	9
	Cenovus Energy Inc.	4.250%	4/15/27	100	107
	Cenovus Energy Inc.	5.400%	6/15/47	25	29
	Enbridge Inc.	3.125%	11/15/29	150	155
	Enbridge Inc.	4.000%	11/15/49	70	75
3	MEG Energy Corp.	7.000%	3/31/24	8	8
3	MEG Energy Corp.	6.500%	1/15/25	9	9
3	MEG Energy Corp.	7.125%	2/1/27	20	20
	Nutrien Ltd.	4.125%	3/15/35	70	76

Royal Bank of Canada	2.550%	7/16/24	1,250	1,288
Royal Bank of Canada	2.250%	11/1/24	70	71
6 Toronto-Dominion Bank	2.850%	3/8/24	2,225	1,734
TransCanada PipeLines Ltd.	3.750%	10/16/23	590	625
TransCanada PipeLines Ltd.	4.625%	3/1/34	205	239
TransCanada PipeLines Ltd.	4.750%	5/15/38	320	380
				5,408
Sovereign Bonds (1.5%)
6 Canada	1.000%	9/1/22	1,400	1,047
6 Canada	5.750%	6/1/33	250	290
6 Canada	4.000%	6/1/41	500	555
6 Canada	2.750%	12/1/48	300	297
3 Ontario Teachers' Cadillac Fairview
Properties Trust	3.875%	3/20/27	800	874
3 Ontario Teachers' Cadillac Fairview
Properties Trust	4.125%	2/1/29	350	398
				3,461
Total Canada (Cost $8,560)				8,869
Chile (1.3%)
Sovereign Bonds (1.3%)
Empresa Nacional del Petroleo	4.750%	12/6/21	600	625
Empresa Nacional del Petroleo	4.375%	10/30/24	2,200	2,345
Total Chile (Cost $2,934)				2,970
China (0.6%)
Corporate Bonds (0.0%)
3 Eagle Intermediate Global Holding BV / Ruyi
US Finance LLC	7.500%	5/1/25	23	18

Sovereign Bonds (0.6%)
Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	500	526
3 Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	788	810
				1,336
Total China (Cost $1,311)				1,354
Colombia (0.5%)
Corporate Bonds (0.3%)
3 Grupo Aval Ltd.	4.375%	2/4/30	600	607

Sovereign Bonds (0.2%)
2 Republic of Colombia	4.500%	1/28/26	539	593
Total Colombia (Cost $1,163)				1,200
Croatia (0.1%)
Sovereign Bonds (0.1%)
5 Republic of Croatia	1.125%	6/19/29	140	162
Total Croatia (Cost $160)				162
Czech Republic (0.6%)
Corporate Bonds (0.6%)
5 CPI Property Group SA	1.625%	4/23/27	1,200	1,343
Total Czech Republic (Cost $1,333)				1,343
Dominican Republic (0.3%)
Sovereign Bonds (0.3%)
3 Dominican Republic	5.875%	1/30/60	650	650

Total Dominican Republic (Cost $643)					650
France (3.0%)
Corporate Bonds (3.0%)
5	Auchan Holding SA	2.375%	4/25/25	1,200	1,380
5	Banque Federative du Credit Mutuel SA	0.125%	8/30/21	400	446
2,3 BNP Paribas SA		2.819%	11/19/25	855	877
2,3 BNP Paribas SA		3.052%	1/13/31	350	357
5	BPCE SA	0.500%	2/24/27	2,700	3,004
5	MMS USA Investments Inc.	1.250%	6/13/28	700	795
Total France (Cost $6,784)					6,859
Germany (1.3%)
Corporate Bonds (1.1%)
3	Deutsche Telekom AG	3.625%	1/21/50	375	386
5	E.ON SE	0.625%	11/7/31	1,100	1,211
1	Volkswagen Financial Services Australia Pty
	Ltd.	3.100%	4/17/23	500	348
3	Volkswagen Group of America Finance LLC	2.700%	9/26/22	650	660
					2,605
Sovereign Bonds (0.2%)
5	Federal Republic of Germany	0.000%	8/15/50	325	356
Total Germany (Cost $2,904)					2,961
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	6.250%	1/19/27	150	167
Total Honduras (Cost $161)					167
Hong Kong (0.1%)
Corporate Bonds (0.1%)
3	AIA Group Ltd.	3.600%	4/9/29	267	290
Total Hong Kong (Cost $266)					290
India (0.8%)
Sovereign Bonds (0.8%)
	Export-Import Bank of India	3.875%	3/12/24	800	843
	NTPC Ltd.	3.750%	4/3/24	1,075	1,116
Total India (Cost $1,934)					1,959
Indonesia (1.0%)
Sovereign Bonds (1.0%)
3,5 Perusahaan Listrik Negara PT		1.875%	11/5/31	370	411
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	450	487
5	Republic of Indonesia	0.900%	2/14/27	800	886
	Republic of Indonesia	4.100%	4/24/28	400	438
Total Indonesia (Cost $2,210)					2,222
Ireland (0.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2,3 Trafigura Securitisation Finance plc 2018-1A		3.730%	3/15/22	425	434
Total Ireland (Cost $425)					434
Israel (0.8%)
Sovereign Bonds (0.8%)
5	State of Israel	2.875%	1/29/24	1,382	1,708
	State of Israel	3.375%	1/15/50	200	209

Total Israel (Cost $1,898)					1,917
Italy (1.3%)
Corporate Bonds (1.3%)
5	FCA Bank SPA	1.000%	2/21/22	800	904
3	Intesa Sanpaolo SPA	3.250%	9/23/24	200	204
5	Intesa Sanpaolo SPA	1.750%	3/20/28	1,100	1,298
3	Intesa Sanpaolo SPA	4.000%	9/23/29	575	607
Total Italy (Cost $2,932)					3,013
Japan (2.3%)
Corporate Bonds (1.9%)
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	260	311
	Nomura Holdings Inc.	3.103%	1/16/30	835	855
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,940	2,056
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	271
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	700	835
					4,328
Sovereign Bonds (0.4%)
7	Japan	0.100%	6/20/24	65,000	607
7	Japan	0.100%	12/20/26	30,000	282
7	Japan	0.100%	6/20/29	10,000	94
7	Japan	1.700%	9/20/33	6,000	68
					1,051
Total Japan (Cost $5,209)					5,379
Lithuania (0.2%)
Sovereign Bonds (0.2%)
	Republic of Lithuania	6.625%	2/1/22	400	438
Total Lithuania (Cost $423)					438
Mexico (1.0%)
Corporate Bonds (0.4%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,000	1,046

Sovereign Bonds (0.6%)
	Petroleos Mexicanos	6.875%	8/4/26	300	339
3	Petroleos Mexicanos	6.950%	1/28/60	1,000	1,015
					1,354
Total Mexico (Cost $2,310)					2,400
Netherlands (1.2%)
Corporate Bonds (1.2%)
5	Cooperatieve Rabobank UA	0.250%	10/30/26	1,800	1,998
3	NXP BV / NXP Funding LLC	4.125%	6/1/21	400	410
3	OCI NV	5.250%	11/1/24	20	21
	Shell International Finance BV	2.375%	11/7/29	190	192
	Shell International Finance BV	3.125%	11/7/49	100	102
3	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
3	Trivium Packaging Finance BV	8.500%	8/15/27	15	17
Total Netherlands (Cost $2,708)					2,745
New Zealand (0.0%)
Corporate Bonds (0.0%)
3,4 Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu, 3M
	USD LIBOR + 3.500%	5.331%	7/15/21	50	50

Total New Zealand (Cost $50)				50
Paraguay (0.3%)
Sovereign Bonds (0.3%)
2,3 Republic of Paraguay	5.400%	3/30/50	560	652
Total Paraguay (Cost $646)				652
Peru (0.4%)
Sovereign Bonds (0.4%)
3,8 Republic of Peru	6.150%	8/12/32	3,000	1,027
Total Peru (Cost $1,035)				1,027
Qatar (0.5%)
Sovereign Bonds (0.5%)
State of Qatar	3.375%	3/14/24	750	791
State of Qatar	4.817%	3/14/49	200	255
Total Qatar (Cost $1,028)				1,046
Romania (0.6%)
Sovereign Bonds (0.6%)
Republic of Romania	4.375%	8/22/23	200	215
5 Republic of Romania	2.500%	2/8/30	400	485
3,5 Romanian Government International Bond	3.375%	1/28/50	586	682
Total Romania (Cost $1,325)				1,382
Russia (0.5%)
Sovereign Bonds (0.5%)
Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	400	434
Russian Federation	4.750%	5/27/26	600	678
Total Russia (Cost $1,055)				1,112
Saudi Arabia (0.3%)
Sovereign Bonds (0.3%)
9 KSA Sukuk Ltd.	3.628%	4/20/27	675	729
Total Saudi Arabia (Cost $706)				729
South Africa (0.8%)
Sovereign Bonds (0.8%)
Republic of South Africa	5.875%	9/16/25	300	331
Republic of South Africa	4.850%	9/27/27	300	314
10 Republic of South Africa	7.000%	2/28/31	19,800	1,121
Total South Africa (Cost $1,728)				1,766
Spain (1.2%)
Corporate Bonds (1.2%)
5 Abertis Infraestructuras SA	0.625%	7/15/25	600	659
Telefonica Emisiones SAU	4.103%	3/8/27	1,605	1,768
Telefonica Emisiones SAU	4.665%	3/6/38	250	286
Total Spain (Cost $2,669)				2,713
Supranational (1.3%)
Sovereign Bonds (1.3%)
5,11 European Financial Stability Facility	1.750%	10/29/20	1,000	1,127
5,11 European Financial Stability Facility	0.100%	1/19/21	500	558
5,11 European Financial Stability Facility	0.000%	11/17/22	1,200	1,349
Total Supranational (Cost $3,086)				3,034
Sweden (1.6%)
Corporate Bonds (1.6%)
2,5 Skandinaviska Enskilda Banken AB	1.375%	10/31/28	2,800	3,186

3	Stena International SA	6.125%	2/1/25	10	10
5	Svenska Handelsbanken AB	4.375%	10/20/21	400	479
Total Sweden (Cost $3,667)					3,675
Switzerland (0.7%)
Corporate Bonds (0.7%)
	Tyco Electronics Group SA	3.500%	2/3/22	320	330
3	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	400	406
3	UBS Group Funding Switzerland AG	4.125%	9/24/25	700	772
Total Switzerland (Cost $1,425)					1,508
United Kingdom (10.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
2,3,4DELAM 2018-1, 1M USD LIBOR + 0.700%		2.358%	11/19/25	400	400
12	Intu SGS Finance plc	4.250%	9/17/30	340	389
					789
Corporate Bonds (9.0%)
	AstraZeneca plc	4.000%	1/17/29	225	255
2	Barclays plc	3.932%	5/7/25	500	532
	Barclays plc	4.337%	1/10/28	475	522
	BAT Capital Corp.	4.390%	8/15/37	150	156
	BAT Capital Corp.	4.540%	8/15/47	135	139
12	BG Energy Capital plc	5.125%	12/1/25	2,300	3,711
	BP Capital Markets plc	3.279%	9/19/27	85	91
12	Centrica plc	4.375%	3/13/29	470	747
12	Centrica plc	7.000%	9/19/33	230	471
3	Connect Finco SARL / Connect US Finco LLC	6.750%	10/1/26	15	16
5	FCE Bank plc	1.660%	2/11/21	800	901
12	Hastings Group Finance plc	3.000%	5/24/25	1,200	1,610
5	HBOS plc	5.374%	6/30/21	3,600	4,277
2	HSBC Holdings plc	3.803%	3/11/25	750	793
2	HSBC Holdings plc	2.633%	11/7/25	540	550
5	International Consolidated Airlines Group SA	1.500%	7/4/27	1,200	1,338
12	Motability Operations Group plc	4.375%	2/8/27	750	1,200
	Royal Bank of Scotland Group plc	3.875%	9/12/23	400	422
2	Royal Bank of Scotland Group plc	4.269%	3/22/25	470	506
	Unilever Capital Corp.	2.600%	5/5/24	235	243
	Vodafone Group plc	4.125%	5/30/25	400	439
5	Vodafone Group plc	1.600%	7/29/31	850	1,024
	Vodafone Group plc	5.250%	5/30/48	405	505
					20,448
Sovereign Bonds (1.2%)
12	United Kingdom	1.750%	9/7/37	735	1,105
12	United Kingdom	4.500%	12/7/42	300	680
12	United Kingdom	3.250%	1/22/44	150	292
12	United Kingdom	1.500%	7/22/47	250	369
12	United Kingdom	3.500%	7/22/68	90	237
					2,683
Total United Kingdom (Cost $23,138)					23,920
United States (53.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
2	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	200	207
2,3 BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.112%	11/5/32	100	104
2	BANK 2017 - BNK6	3.254%	7/15/60	10	11

2	BANK 2017 - BNK7	3.175%	9/15/60	10	11
2	BANK 2018 - BN15	4.407%	11/15/61	215	252
2	BANK 2019 - BN17	3.714%	4/15/52	40	45
2	BANK 2019 - BN23	2.846%	12/15/52	10	10
2	BANK 2019 - BN23	2.920%	12/15/52	60	64
2	BANK 2019 - BNK20	3.011%	9/15/61	60	64
2	BANK 2019 - BNK24	2.960%	11/15/62	280	298
§,2	BANK 2020 - BN25	2.649%	1/15/63	20	21
2	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	40	43
†,2	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	15	15
2	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	50	52
2	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	180	191
2	Benchmark 2020-B16 Mortgage Trust	2.732%	12/15/57	20	21
2	Cantor Commercial Real Estate Lending
	2019-CF3	3.006%	1/15/53	100	106
2	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	10	11
2	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	250	273
2	Citigroup Commercial Mortgage Trust
	2016-C2	2.575%	8/10/49	10	10
2	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	320	361
2	Citigroup Commercial Mortgage Trust
	2019-C7	2.860%	12/15/72	80	84
2	Citigroup Commercial Mortgage Trust
	2019-C7	3.042%	12/15/72	80	84
2	Citigroup Commercial Mortgage Trust
	2019-C7	3.102%	12/15/72	180	193
2	COMM 2013-CCRE13 Mortgage Trust	5.052%	11/10/46	135	144
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	75	81
2	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	135	145
2	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	30	32
2	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	10	11
2	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	10	11
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.868%	12/15/52	10	10
2	CSAIL 2019-C18 Commercial Mortgage
	Trust	2.968%	12/15/52	160	169
2	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	20	22
2	Deutsche Bank Commercial Mortgage
	Trust 2016-C3	2.632%	8/10/49	80	82
2	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	300	311
2,3	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	86	90
2,3,4,13 Fannie Mae Connecticut Avenue Securities
	2019-R03, 1M USD LIBOR + 0.750%	2.411%	9/25/31	29	29
2,3	Fontaineblue Miami Beach Trust 2019-FBLU	3.144%	12/10/36	30	31
2,3,13	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.734%	2/25/48	110	111
2,3,13	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	3	3
2,3	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	300	304
2	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	10	10
2	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	10	11

2	GS Mortgage Securities Trust 2020-GC45	2.843%	2/13/53	50	53
2	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	10	11
2,3	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	198	206
2,3	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	203	212
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	10	11
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	75	81
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	14	15
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.058%	5/15/49	10	10
2	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	125	130
2	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	120	129
2	Morgan Stanley Capital I Trust 2016-BNK2	2.791%	11/15/49	10	10
2,3	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	700	724
2,3	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	279	281
2,3	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	25	26
2,3	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	100	103
2,3	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	100	103
2,3	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	160	164
2	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	30	32
2	UBS-Barclays Commercial Mortgage Trust
	2019-C18	3.035%	12/15/52	40	43
2	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	100	106
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	260	283
2	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	30	33
2	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	10	10
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	20	21
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	80	89
2	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	20	22
2	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	20	22
2	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	10	11
2	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	50	55
2	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	10	10
					7,144
Corporate Bonds (48.5%)
	Abbott Laboratories	4.900%	11/30/46	200	270
3	AbbVie Inc.	2.600%	11/21/24	150	153
	AbbVie Inc.	3.600%	5/14/25	1,150	1,228
3	AbbVie Inc.	2.950%	11/21/26	150	155
3	AbbVie Inc.	3.200%	11/21/29	140	146
3	AbbVie Inc.	4.050%	11/21/39	150	163
	AbbVie Inc.	4.875%	11/14/48	285	339
3	AbbVie Inc.	4.250%	11/21/49	150	164
	AEP Transmission Co. LLC	4.250%	9/15/48	200	242

	Aflac Inc.	3.250%	3/17/25	410	436
†,3 AG Issuer LLC		6.250%	3/1/28	3	3
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	530	626
	Allina Health System	3.887%	4/15/49	175	200
3	Allison Transmission Inc.	4.750%	10/1/27	30	31
	Altria Group Inc.	4.400%	2/14/26	494	546
	Altria Group Inc.	4.800%	2/14/29	440	499
	Altria Group Inc.	5.375%	1/31/44	55	65
	Altria Group Inc.	5.950%	2/14/49	25	31
3	American Builders & Contractors Supply Co.
	Inc.	4.000%	1/15/28	25	25
	American Tower Corp.	2.900%	1/15/30	640	649
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	108
	Appalachian Power Co.	4.500%	3/1/49	100	122
5	Apple Inc.	0.500%	11/15/31	1,630	1,857
	Apple Inc.	3.850%	8/4/46	771	903
	Applied Materials Inc.	4.350%	4/1/47	50	63
	Aramark Services Inc.	4.750%	6/1/26	60	62
3	ASGN Inc.	4.625%	5/15/28	8	8
	AT&T Inc.	3.400%	5/15/25	691	734
	AT&T Inc.	4.125%	2/17/26	640	704
	AT&T Inc.	4.250%	3/1/27	640	713
	AT&T Inc.	4.300%	12/15/42	90	99
	AT&T Inc.	4.750%	5/15/46	135	155
	AT&T Inc.	5.150%	11/15/46	90	110
	AT&T Inc.	4.500%	3/9/48	55	62
	AT&T Inc.	4.550%	3/9/49	100	114
	Ball Corp.	4.875%	3/15/26	10	11
2	Bank of America Corp.	3.366%	1/23/26	962	1,021
2	Bank of America Corp.	3.974%	2/7/30	660	741
3	Bausch Health Cos. Inc.	7.000%	1/15/28	40	43
3	Bausch Health Cos. Inc.	5.000%	1/30/28	15	15
3	Bausch Health Cos. Inc.	5.250%	1/30/30	10	10
	Becton Dickinson & Co.	4.685%	12/15/44	40	49
	Becton Dickinson & Co.	4.669%	6/6/47	40	50
3	Berry Global Inc.	4.875%	7/15/26	40	42
	BlackRock Inc.	3.200%	3/15/27	400	433
	BlackRock Inc.	2.400%	4/30/30	660	671
	Boston Scientific Corp.	4.000%	3/1/29	85	96
3	Boyd Gaming Corp.	4.750%	12/1/27	10	10
	BP Capital Markets America Inc.	3.796%	9/21/25	335	367
	BP Capital Markets America Inc.	3.410%	2/11/26	200	215
	BP Capital Markets America Inc.	3.017%	1/16/27	220	230
	BP Capital Markets America Inc.	3.588%	4/14/27	250	272
3	Bristol-Myers Squibb Co.	3.200%	6/15/26	590	630
3	Bristol-Myers Squibb Co.	3.400%	7/26/29	300	328
3	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	218
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.625%	1/15/24	300	314
3	Broadcom Inc.	4.250%	4/15/26	150	162
	Buckeye Partners LP	3.950%	12/1/26	10	10
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	248
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	280	308
3	Calpine Corp.	4.500%	2/15/28	50	50
3	Calpine Corp.	5.125%	3/15/28	35	35
3	Cameron LNG LLC	3.701%	1/15/39	850	914
2	Capital One Bank USA NA	2.280%	1/28/26	550	551
3	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	10

	Caterpillar Financial Services Corp.	2.625%	3/1/23	320	329
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.750%	3/1/30	60	62
3	CDK Global Inc.	5.250%	5/15/29	5	5
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	20	21
3	Centene Corp.	4.750%	1/15/25	15	16
3	Centene Corp.	4.250%	12/15/27	30	31
3	Centene Corp.	4.625%	12/15/29	25	27
3	CFX Escrow Corp.	6.375%	2/15/26	15	16
	Charles Schwab Corp.	3.200%	3/2/27	600	642
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.200%	3/15/28	640	690
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	476
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	200	223
3	CHS / Community Health Systems Inc.	6.625%	2/15/25	25	25
5	Chubb INA Holdings Inc.	2.500%	3/15/38	500	675
3	Churchill Downs Inc.	5.500%	4/1/27	45	47
3	Churchill Downs Inc.	4.750%	1/15/28	32	33
	Cigna Corp.	4.800%	8/15/38	255	305
	Cimarex Energy Co.	3.900%	5/15/27	25	26
	Cimarex Energy Co.	4.375%	3/15/29	45	48
	Citigroup Inc.	3.200%	10/21/26	321	339
12	Citigroup Inc.	1.750%	10/23/26	1,800	2,399
2	Citigroup Inc.	3.668%	7/24/28	514	559
2	Citigroup Inc.	2.666%	1/29/31	1,000	1,012
3	Clean Harbors Inc.	4.875%	7/15/27	15	16
3	Clean Harbors Inc.	5.125%	7/15/29	5	5
3	Clearway Energy Operating LLC	4.750%	3/15/28	20	21
	CMS Energy Corp.	3.450%	8/15/27	191	205
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	320	387
	Comcast Corp.	4.400%	8/15/35	325	395
	Comcast Corp.	3.250%	11/1/39	275	295
	Comcast Corp.	4.700%	10/15/48	899	1,154
	CommonSpirit Health	2.760%	10/1/24	100	103
	Commonwealth Edison Co.	3.800%	10/1/42	115	130
	Commonwealth Edison Co.	3.750%	8/15/47	110	125
3	CommScope Finance LLC	5.500%	3/1/24	6	6
3	CommScope Finance LLC	8.250%	3/1/27	10	10
	Conagra Brands Inc.	4.850%	11/1/28	175	205
	Concho Resources Inc.	3.750%	10/1/27	200	211
	Connecticut Light & Power Co.	3.200%	3/15/27	800	857
	ConocoPhillips Co.	4.300%	11/15/44	100	120
	Constellation Brands Inc.	3.150%	8/1/29	125	130
	Constellation Brands Inc.	4.100%	2/15/48	75	84
	Crown Castle International Corp.	3.700%	6/15/26	645	696
	Crown Castle International Corp.	5.200%	2/15/49	395	507
3	CSC Holdings LLC	5.375%	2/1/28	40	42
3	CSC Holdings LLC	5.750%	1/15/30	15	16
	CSX Corp.	4.750%	11/15/48	240	306
	CVS Health Corp.	2.750%	12/1/22	750	765
	CVS Health Corp.	3.700%	3/9/23	365	383
	CVS Health Corp.	3.000%	8/15/26	600	622
	CVS Health Corp.	4.300%	3/25/28	128	142
	CVS Health Corp.	3.250%	8/15/29	40	41
	CVS Health Corp.	4.780%	3/25/38	190	221
	CVS Health Corp.	5.050%	3/25/48	25	30
	CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	525	541

DaVita Inc.	5.125%	7/15/24	25	26
Delta Air Lines Inc.	2.900%	10/28/24	300	303
Devon Energy Corp.	5.850%	12/15/25	250	299
Devon Energy Corp.	5.000%	6/15/45	240	275
DH Europe Finance II Sarl	2.600%	11/15/29	125	128
3 Diamond Sports Group LLC / Diamond Sports
Finance Co.	5.375%	8/15/26	5	5
3 Diamond Sports Group LLC / Diamond Sports
Finance Co.	6.625%	8/15/27	30	28
Diamondback Energy Inc.	3.250%	12/1/26	220	225
Diamondback Energy Inc.	3.500%	12/1/29	120	121
Discovery Communications LLC	4.900%	3/11/26	480	545
Dollar General Corp.	4.125%	5/1/28	65	73
Dow Chemical Co.	3.625%	5/15/26	160	173
Dow Chemical Co.	4.375%	11/15/42	180	197
DTE Energy Co.	2.600%	6/15/22	880	887
DTE Energy Co.	3.800%	3/15/27	95	103
DTE Energy Co.	3.400%	6/15/29	215	225
Duke Energy Carolinas LLC	2.450%	8/15/29	160	163
Duke Energy Carolinas LLC	2.450%	2/1/30	380	388
Duke Energy Carolinas LLC	5.300%	2/15/40	90	121
Duke Energy Carolinas LLC	4.250%	12/15/41	355	425
Duke Energy Corp.	3.150%	8/15/27	400	421
Duke Energy Corp.	3.400%	6/15/29	200	215
Duke Energy Florida LLC	3.400%	10/1/46	65	70
Duke Energy Progress LLC	4.100%	5/15/42	130	153
DuPont de Nemours Inc.	4.205%	11/15/23	270	292
DuPont de Nemours Inc.	4.493%	11/15/25	270	301
DuPont de Nemours Inc.	5.319%	11/15/38	180	219
Eastman Chemical Co.	3.800%	3/15/25	130	139
Eastman Chemical Co.	4.650%	10/15/44	30	33
Encompass Health Corp.	4.500%	2/1/28	13	13
3 Endeavor Energy Resources LP / EER
Finance Inc.	5.750%	1/30/28	30	31
Energy Transfer Operating LP	5.500%	6/1/27	312	357
Energy Transfer Operating LP	3.750%	5/15/30	130	132
Energy Transfer Operating LP	6.250%	4/15/49	85	101
Energy Transfer Operating LP	5.000%	5/15/50	130	133
Energy Transfer Partners LP	4.950%	6/15/28	200	222
Energy Transfer Partners LP	5.800%	6/15/38	125	145
Enstar Group Ltd.	4.950%	6/1/29	375	420
Entergy Louisiana LLC	3.250%	4/1/28	300	322
Entergy Louisiana LLC	4.200%	9/1/48	170	208
Entergy Texas Inc.	3.550%	9/30/49	135	147
Enterprise Products Operating LLC	3.125%	7/31/29	205	212
Enterprise Products Operating LLC	2.800%	1/31/30	420	424
Enterprise Products Operating LLC	5.950%	2/1/41	80	104
Enterprise Products Operating LLC	4.250%	2/15/48	75	83
Enterprise Products Operating LLC	4.800%	2/1/49	75	88
ERP Operating LP	2.500%	2/15/30	730	745
Estee Lauder Cos. Inc.	2.375%	12/1/29	100	102
Estee Lauder Cos. Inc.	3.125%	12/1/49	250	261
Evergy Inc.	2.900%	9/15/29	400	410
Eversource Energy	2.800%	5/1/23	670	685
Exelon Corp.	3.400%	4/15/26	200	213
Exelon Corp.	4.450%	4/15/46	175	205
5 Fidelity National Information Services Inc.	1.000%	12/3/28	200	227
5 Fidelity National Information Services Inc.	2.950%	5/21/39	250	334

	FirstEnergy Corp.	3.900%	7/15/27	350	381
	Fiserv Inc.	3.200%	7/1/26	400	422
	Fiserv Inc.	3.500%	7/1/29	190	205
	Fiserv Inc.	4.400%	7/1/49	60	71
	FMC Corp.	3.200%	10/1/26	125	131
	FMC Corp.	4.500%	10/1/49	45	52
	Ford Motor Credit Co. LLC	4.271%	1/9/27	350	355
3	Fox Corp.	4.709%	1/25/29	645	751
	General Mills Inc.	4.700%	4/17/48	75	92
	General Motors Co.	5.200%	4/1/45	100	105
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	408
	General Motors Financial Co. Inc.	3.500%	11/7/24	700	731
	General Motors Financial Co. Inc.	4.350%	1/17/27	208	223
	Gilead Sciences Inc.	3.650%	3/1/26	1,000	1,088
5	Goldman Sachs Group Inc.	2.500%	10/18/21	400	464
	Goldman Sachs Group Inc.	3.750%	5/22/25	919	990
2	Goldman Sachs Group Inc.	4.411%	4/23/39	506	598
1,4 Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.550%	2.477%	5/2/24	300	204
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	25	26
	Hartford Financial Services Group Inc.	2.800%	8/19/29	1,115	1,155
	HCA Inc.	5.375%	2/1/25	45	50
	HCA Inc.	5.250%	6/15/26	175	199
	HCA Inc.	5.625%	9/1/28	10	12
	HCA Inc.	5.250%	6/15/49	150	174
	Healthpeak Properties Inc.	3.000%	1/15/30	780	803
3	Hill-Rom Holdings Inc.	4.375%	9/15/27	15	15
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	20	21
	Home Depot Inc.	3.900%	12/6/28	96	110
	Home Depot Inc.	2.950%	6/15/29	125	133
	Home Depot Inc.	4.250%	4/1/46	30	37
	Home Depot Inc.	3.900%	6/15/47	200	233
	Illinois Tool Works Inc.	2.650%	11/15/26	400	420
	Intel Corp.	3.700%	7/29/25	400	438
14	International Business Machines Corp.	3.300%	5/15/26	820	883
	Johnson Controls International plc	5.125%	9/14/45	28	34
5	JPMorgan Chase & Co.	1.375%	9/16/21	400	455
2,5 JPMorgan Chase & Co.		1.090%	3/11/27	2,045	2,373
2	JPMorgan Chase & Co.	3.540%	5/1/28	1,368	1,477
2	JPMorgan Chase & Co.	3.509%	1/23/29	30	32
2	JPMorgan Chase & Co.	2.739%	10/15/30	625	641
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	698
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	675
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	260	328
	Kinder Morgan Inc.	5.550%	6/1/45	25	30
3	Kraft Heinz Foods Co.	3.750%	4/1/30	37	39
	Kroger Co.	2.650%	10/15/26	265	271
	Kroger Co.	3.700%	8/1/27	125	136
3	L3Harris Technologies Inc.	4.400%	6/15/28	950	1,083
	Laboratory Corp. of America Holdings	3.250%	9/1/24	200	210
3	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	20	20
3	Lamar Media Corp.	3.750%	2/15/28	15	15
3	Lamar Media Corp.	4.000%	2/15/30	15	15
	Lennar Corp.	5.250%	6/1/26	40	44
3	Level 3 Financing Inc.	3.400%	3/1/27	45	46
3	Level 3 Financing Inc.	4.625%	9/15/27	60	62
	Lincoln National Corp.	4.350%	3/1/48	136	157

3 Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
3 Live Nation Entertainment Inc.	4.750%	10/15/27	45	46
Lockheed Martin Corp.	3.800%	3/1/45	565	655
Lowe's Cos. Inc.	3.100%	5/3/27	305	322
Lowe's Cos. Inc.	4.050%	5/3/47	55	62
Marathon Oil Corp.	4.400%	7/15/27	40	44
Marathon Oil Corp.	5.200%	6/1/45	20	23
Marathon Petroleum Corp.	3.800%	4/1/28	100	107
Marathon Petroleum Corp.	4.750%	9/15/44	40	45
Mastercard Inc.	3.650%	6/1/49	345	398
McDonald's Corp.	2.625%	9/1/29	625	638
McDonald's Corp.	3.625%	9/1/49	100	107
McKesson Corp.	3.950%	2/16/28	150	163
5 Medtronic Global Holdings SCA	1.500%	7/2/39	580	676
Merck & Co. Inc.	3.400%	3/7/29	310	343
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	70	73
Mondelez International Inc.	4.125%	5/7/28	150	172
2 Morgan Stanley	2.720%	7/22/25	430	441
2 Morgan Stanley	3.591%	7/22/28	275	297
2 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	218
MPLX LP	4.000%	3/15/28	140	147
MPLX LP	4.500%	4/15/38	145	150
3 Mueller Water Products Inc.	5.500%	6/15/26	25	26
5 Mylan NV	3.125%	11/22/28	750	966
3 National CineMedia LLC	5.875%	4/15/28	20	21
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	150	192
3 NCL Corp. Ltd.	3.625%	12/15/24	25	25
3 Nestle Holdings Inc.	4.000%	9/24/48	300	363
Netflix Inc.	4.875%	4/15/28	30	32
3 Netflix Inc.	4.875%	6/15/30	20	21
Newmont Corp.	2.800%	10/1/29	380	390
3 Nexstar Escrow Inc.	5.625%	7/15/27	35	37
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	454	482
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	105	114
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	360	388
Noble Energy Inc.	3.850%	1/15/28	100	106
Noble Energy Inc.	4.200%	10/15/49	40	40
Northern States Power Co.	6.250%	6/1/36	144	207
Northrop Grumman Corp.	4.030%	10/15/47	85	99
3 Novelis Corp.	4.750%	1/30/30	7	7
NRG Energy Inc.	7.250%	5/15/26	10	11
Occidental Petroleum Corp.	2.700%	8/15/22	2,185	2,217
Occidental Petroleum Corp.	2.900%	8/15/24	235	240
Occidental Petroleum Corp.	5.550%	3/15/26	180	208
Occidental Petroleum Corp.	6.450%	9/15/36	25	31
Occidental Petroleum Corp.	4.500%	7/15/44	60	61
Omega Healthcare Investors Inc.	5.250%	1/15/26	833	945
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	445	467
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	170	197
ONEOK Inc.	3.400%	9/1/29	130	133
ONEOK Inc.	4.450%	9/1/49	70	73
PacifiCorp	4.150%	2/15/50	200	243
Packaging Corp. of America	4.050%	12/15/49	50	55
3 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	30	32
3 Parsley Energy LLC / Parsley Finance Corp.	6.250%	6/1/24	10	10

3 Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	15	15
3 Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	25	26
PayPal Holdings Inc.	2.400%	10/1/24	400	408
PECO Energy Co.	4.150%	10/1/44	130	154
PepsiCo Inc.	3.450%	10/6/46	100	111
3 Performance Food Group Inc.	5.500%	6/1/24	35	36
3 Performance Food Group Inc.	5.500%	10/15/27	30	32
Pfizer Inc.	3.600%	9/15/28	285	318
Phillips 66 Partners LP	3.605%	2/15/25	50	53
Phillips 66 Partners LP	3.550%	10/1/26	25	27
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	160	175
PNC Financial Services Group Inc.	3.150%	5/19/27	78	84
3 Post Holdings Inc.	5.750%	3/1/27	10	11
3 Presidio Holdings Inc.	4.875%	2/1/27	5	5
3 Presidio Holdings Inc.	8.250%	2/1/28	5	5
Principal Financial Group Inc.	3.700%	5/15/29	105	117
5 Prologis Euro Finance LLC	0.375%	2/6/28	910	1,011
Public Service Co. of Colorado	6.250%	9/1/37	160	233
Public Service Co. of Colorado	3.200%	3/1/50	135	143
Public Service Electric & Gas Co.	3.200%	8/1/49	100	107
PulteGroup Inc.	5.500%	3/1/26	25	28
3 Qorvo Inc.	4.375%	10/15/29	50	52
QUALCOMM Inc.	3.450%	5/20/25	600	643
QVC Inc.	4.750%	2/15/27	5	5
Rockwell Collins Inc.	3.500%	3/15/27	525	574
Sabine Pass Liquefaction LLC	6.250%	3/15/22	300	322
Sabine Pass Liquefaction LLC	5.875%	6/30/26	220	255
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	222
Sabra Health Care LP	5.125%	8/15/26	1,010	1,104
3 Sealed Air Corp.	4.000%	12/1/27	10	10
3 Securian Financial Group Inc.	4.800%	4/15/48	475	606
Sempra Energy	3.250%	6/15/27	250	264
Sempra Energy	3.400%	2/1/28	150	159
Sherwin-Williams Co.	2.950%	8/15/29	135	139
Sherwin-Williams Co.	4.500%	6/1/47	120	143
3 Silgan Holdings Inc.	4.125%	2/1/28	30	30
Simon Property Group LP	3.250%	9/13/49	410	423
3 Sirius XM Radio Inc.	4.625%	7/15/24	10	10
3 Sirius XM Radio Inc.	5.000%	8/1/27	10	10
SM Energy Co.	6.125%	11/15/22	11	11
SM Energy Co.	6.750%	9/15/26	11	10
Southern California Edison Co.	4.000%	4/1/47	70	78
Southern California Edison Co.	4.875%	3/1/49	20	25
Southern California Gas Co.	2.550%	2/1/30	286	293
Southern Co.	3.250%	7/1/26	400	425
Spirit AeroSystems Inc.	4.600%	6/15/28	10	10
Sprint Corp.	7.125%	6/15/24	10	10
Sprint Corp.	7.625%	2/15/25	10	10
3 Sprint Corp.	7.250%	2/1/28	17	17
3 SS&C Technologies Inc.	5.500%	9/30/27	9	10
Steel Dynamics Inc.	3.450%	4/15/30	130	134
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	150	160
T-Mobile USA Inc.	4.500%	2/1/26	35	36
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	40	44
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	5.000%	1/15/28	10	10

3	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	5.500%	3/1/30	10	10
	TD Ameritrade Holding Corp.	3.300%	4/1/27	490	525
3	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
3	Tenet Healthcare Corp.	4.875%	1/1/26	30	31
3	Tenet Healthcare Corp.	5.125%	11/1/27	15	16
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	300	315
3	TransDigm Inc.	6.250%	3/15/26	35	38
	TransDigm Inc.	7.500%	3/15/27	10	11
3	TransDigm Inc.	5.500%	11/15/27	45	45
	Truist Financial Corp.	2.500%	8/1/24	700	718
3	Twitter Inc.	3.875%	12/15/27	20	20
	Tyson Foods Inc.	3.550%	6/2/27	600	649
	Tyson Foods Inc.	5.100%	9/28/48	190	243
	UDR Inc.	3.100%	11/1/34	475	496
	Union Electric Co.	4.000%	4/1/48	65	76
	Union Electric Co.	3.250%	10/1/49	135	142
	Union Pacific Corp.	2.150%	2/5/27	640	645
	United Rentals North America Inc.	4.625%	10/15/25	55	56
	United Rentals North America Inc.	3.875%	11/15/27	25	25
	United Technologies Corp.	2.800%	5/4/24	650	677
	United Technologies Corp.	4.625%	11/16/48	425	559
	UnitedHealth Group Inc.	2.875%	8/15/29	1,930	2,014
	Valero Energy Corp.	4.350%	6/1/28	70	77
	Valero Energy Corp.	4.900%	3/15/45	30	35
	Verisk Analytics Inc.	4.000%	6/15/25	550	600
	Verisk Analytics Inc.	4.125%	3/15/29	135	152
	Verizon Communications Inc.	4.400%	11/1/34	175	210
5	Verizon Communications Inc.	2.875%	1/15/38	600	836
	Verizon Communications Inc.	4.812%	3/15/39	150	188
	Verizon Communications Inc.	4.862%	8/21/46	150	193
3	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	10	10
3	VICI Properties LP / VICI Note Co. Inc.	4.125%	8/15/30	10	10
	Virginia Electric & Power Co.	3.150%	1/15/26	75	80
	Virginia Electric & Power Co.	2.950%	11/15/26	240	252
3	Vistra Operations Co. LLC	5.000%	7/31/27	20	21
	Walt Disney Co.	3.000%	2/13/26	280	300
	Walt Disney Co.	6.650%	11/15/37	160	245
2	Wells Fargo & Co.	2.406%	10/30/25	805	816
2	Wells Fargo & Co.	2.879%	10/30/30	1,025	1,053
12	Wells Fargo Bank NA	5.250%	8/1/23	2,000	2,988
	Western Digital Corp.	4.750%	2/15/26	30	32
	Western Midstream Operating LP	4.500%	3/1/28	30	30
	Western Midstream Operating LP	4.050%	2/1/30	125	125
	Western Midstream Operating LP	5.250%	2/1/50	255	241
	Williams Cos. Inc.	3.750%	6/15/27	145	152
	WPX Energy Inc.	5.250%	10/15/27	10	10
	WPX Energy Inc.	4.500%	1/15/30	30	30
	WRKCo Inc.	4.650%	3/15/26	430	485
	WRKCo Inc.	3.900%	6/1/28	135	146
	Xcel Energy Inc.	3.300%	6/1/25	350	370
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	277
					110,516
Taxable Municipal Bonds (0.5%)
	California Institute of Technology	3.650%	9/1/19	400	432

15 New Jersey Economic Development
Authority Revenue (State Pension
Funding)		7.425%	2/15/29	550	715
					1,147
U.S. Government and Agency Obligations (1.4%)
14,16 United States Treasury Inflation Indexed
Bonds		0.250%	7/15/29	1,080	1,129
United States Treasury Note/Bond		4.500%	8/15/39	1,200	1,729
17 United States Treasury Note/Bond		3.125%	5/15/48	300	373
					3,231
Total United States (Cost $116,934)					122,038

				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
18 Vanguard Market Liquidity Fund (Cost $5,572)		1.730%		55,719	5,573

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
10-Year U.S. Treasury Note Futures
Contracts	2/21/20	45	$131.50	5,918	32

Put Options
10-Year U.S. Treasury Note Futures
Contracts	2/21/20	45	$128.75	5,794	1
10-Year U.S. Treasury Note Futures
Contracts	2/21/20	45	129.75	5,839	4
					5

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
Counterparty		Date	Rate	($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
11-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.608% Semiannually	MSCS	3/4/20	1.608%	6,400	7
110-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.130% Semiannually	BNPSW	9/21/20	1.130%	615	6
					13
Put Swaptions
11-Year Interest Rate Swap,
Receives 3M LIBOR Quarterly,
Pays 1.608% Semiannually	MSCS	3/4/20	1.608%	6,400	1
2-Year Interest Rate Swap,
Receives 3M LIBOR Quarterly,
Pays 1.538% Semiannually	BNPSW	4/29/20	1.538%	3,307	2

5-Year CDX-NA-HY-S33-V2,
Credit Protection Sold,
Receives 5.000% Quarterly	BNPSW	3/18/20	1.060%	430	2
5-Year CDX-NA-IG-S33-V1
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	2/19/20	0.600%	1,257	—
5-Year CDX-NA-IG-S33-V1
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	3/18/20	0.550%	855	1
5-Year CDX-NA-IG-S33-V1
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	2/19/20	0.525%	838	1
5-Year CDX-NA-IG-S33-V1
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	3/18/20	0.475%	9,800	26
5-Year CDX-NA-IG-S33-V1
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	3/18/20	0.550%	1,257	2
					35
Total Options Purchased (Cost $63)					85
Total Investments (99.5%) (Cost $219,348)					226,947
Other Assets and Liabilities-Net (0.5%)					1,243
Net Assets (100%)					228,190

§ Security value determined using significant unobservable inputs.
† Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2020.
1 Face amount denominated in Australian dollars.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $25,084,000, representing 11.0% of net assets.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Face amount denominated in euro.
6 Face amount denominated in Canadian dollars.
7 Face amount denominated in Japanese yen.
8 Face amount denominated in Peruvian soles.
9 Guaranteed by the Kingdom of Saudi Arabia.
10 Face amount denominated in South African rand.
11 Guaranteed by multiple countries.
12 Face amount denominated in British pounds.
13 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14 Securities with a value of $293,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 Securities with a value of $312,000 have been segregated as initial margin for open futures contracts.
17 Securities with a value of $373,000 have been segregated as initial margin for open centrally cleared swap contracts.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Put Options
10-Year U.S. Treasury Note Futures
Contracts	2/21/20	90	$129.25	11,633	(4)

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)

Over-the-Counter Swaptions

Call Swaptions
2-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.528% Semiannually	MSCS	3/4/20	1.528%	3,200	(12)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.836% Semiannually	GSCM	4/9/20	1.836%	426	(16)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	2/19/20	0.525%	1,257	(2)
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	2/19/20	0.475%	838	—
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	MSCS	3/18/20	0.500%	1,257	(2)
					(32)

Put Swaptions
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.638% Semiannually	BNPSW	4/29/20	1.638%	6,614	(2)
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.528% Semiannually	MSCS	3/4/20	1.528%	3,200	(1)
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.836% Semiannually	GSCM	4/9/20	1.836%	426	(1)
5-Year CDX-NA-IG-S33-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	2/19/20	0.525%	1,257	(1)
5-Year CDX-NA-IG-S33-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	MSCS	2/19/20	0.475%	838	(2)

5-Year CDX-NA-IG-S33-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	MSCS	3/18/20	0.500%	1,257	(3)
					(10)
					(42)
Total Options Written (Premiums Received $52)					(46)

BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
GSCM—Goldman Sachs Bank USA.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note			March 2020		127	27,478	66
Euro-Bobl			March 2020		86	12,872	81
30-Year U.S. Treasury Bond			March 2020		34	5,560	168
Ultra Long U.S. Treasury Bond			March 2020		17	3,293	85
10-Year Canadian Government Bond			March 2020		28	3,008	57
Euro-Schatz			March 2020		10	1,243	1
Euro-Buxl			March 2020		2	468	5
AUD 10-Year Treasury Bond			March 2020		4	396	6
Long Gilt			March 2020		2	356	2
							471

Short Futures Contracts
10-Year U.S. Treasury Note			March 2020		(144)	(18,958)	(253)
Ultra 10-Year U.S. Treasury Note			March 2020		(127)	(18,498)	(358)
5-Year U.S. Treasury Note			March 2020		(45)	(5,414)	(30)
AUD 3-Year Treasury Bond			March 2020		(23)	(1,786)	(3)
Euro-Bund			March 2020		(6)	(1,165)	(9)
							(653)
							(182)

Forward Currency Contracts
Contract						Unrealized	Unrealized
Settlement				Contract Amount (000)		(Depreciation)	Appreciation
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs Bank
USA	3/18/20	EUR	4,697	USD	5,241	—	(17)
Morgan Stanley Capital
Services LLC	2/4/20	EUR	4,370	USD	4,886	—	(39)
HSBC Bank USA, N.A.	2/4/20	EUR	2,914	USD	3,257	—	(26)

Morgan Stanley Capital
Services LLC	2/4/20	CAD	2,300	USD	1,738	—	—

BNP Paribas	3/18/20	EUR	1,439	USD	1,590	11	—

HSBC Bank USA, N.A.	3/18/20	EUR	1,409	USD	1,574	—	(7)
J.P. Morgan Securities
LLC	3/18/20	JPY	162,535	USD	1,493	11	—
Morgan Stanley Capital
Services LLC	2/4/20	GBP	766	USD	1,002	10	—

Barclays Bank plc	3/18/20	GBP	633	USD	826	11	—
J.P. Morgan Securities
LLC	3/18/20	EUR	646	USD	716	2	—

BNP Paribas	2/4/20	EUR	609	USD	674	2	—
J.P. Morgan Securities
LLC	3/18/20	AUD	835	USD	562	—	(2)
J.P. Morgan Securities
LLC	3/18/20	CAD	709	USD	543	—	(8)
J.P. Morgan Securities
LLC	3/18/20	MXN	6,398	USD	339	—	(3)
Goldman Sachs Bank
USA	3/18/20	NZD	514	USD	337	—	(5)
Morgan Stanley Capital
Services LLC	3/18/20	EUR	291	USD	324	—	—
Goldman Sachs Bank
USA	3/18/20	AUD	474	USD	321	—	(4)

Standard Chartered Bank	3/18/20	NZD	420	USD	273	—	(1)
J.P. Morgan Securities
LLC	3/18/20	NZD	342	USD	226	—	(5)
J.P. Morgan Securities
LLC	3/18/20	EUR	196	USD	219	—	(1)

BNP Paribas	3/18/20	GBP	163	USD	212	4	—

HSBC Bank USA, N.A.	3/18/20	JPY	22,209	USD	204	1	—
J.P. Morgan Securities
LLC	2/5/20	GBP	140	USD	183	2	—
Goldman Sachs Bank
USA	3/18/20	JPY	18,904	USD	175	—	—

Barclays Bank plc	3/18/20	NOK	1,171	USD	130	—	(3)
Morgan Stanley Capital
Services LLC	3/18/20	AUD	170	USD	115	—	(1)
J.P. Morgan Securities
LLC	3/18/20	CHF	110	USD	114	—	—
Goldman Sachs Bank
USA	3/18/20	GBP	70	USD	92	1	—
J.P. Morgan Securities
LLC	2/4/20	CAD	38	USD	30	—	—

BNP Paribas	2/4/20	CAD	25	USD	19	—	—
Morgan Stanley Capital
Services LLC	3/18/20	CAD	25	USD	19	—	—
Goldman Sachs Bank
USA	3/3/20	CAD	18	USD	14	—	—
Goldman Sachs Bank
USA	3/18/20	JPY	1,214	USD	11	—	—
J.P. Morgan Securities
LLC	3/18/20	NOK	1,165	SEK	1,235	—	(2)

J.P. Morgan Securities
LLC	3/18/20	NOK	1,035	SEK	1,084	—	—
J.P. Morgan Securities
LLC	3/18/20	MXN	2,179	CHF	110	—	—
Morgan Stanley Capital
Services LLC	2/4/20	USD	50,773	EUR	45,188	645	—
Goldman Sachs Bank
USA	3/3/20	USD	46,253	EUR	41,666	—	(45)
Morgan Stanley Capital
Services LLC	2/4/20	USD	15,750	GBP	11,917	12	—
Goldman Sachs Bank
USA	3/3/20	USD	15,746	GBP	11,936	—	(29)
Morgan Stanley Capital
Services LLC	2/4/20	USD	4,757	EUR	4,318	—	(33)
Morgan Stanley Capital
Services LLC	3/18/20	USD	4,419	EUR	3,955	20	—
Morgan Stanley Capital
Services LLC	2/4/20	USD	3,424	AUD	4,870	164	—
Goldman Sachs Bank
USA	3/3/20	USD	3,264	AUD	4,873	—	—

BNP Paribas	2/4/20	USD	2,278	CAD	2,962	40	—

HSBC Bank USA, N.A.	2/4/20	USD	1,752	CAD	2,300	14	—
Morgan Stanley Capital
Services LLC	4/14/20	USD	1,738	CAD	2,300	—	—

Barclays Bank plc	2/4/20	USD	1,173	ZAR	16,502	74	—
J.P. Morgan Securities
LLC	3/3/20	USD	1,096	ZAR	16,502	1	—

HSBC Bank USA, N.A.	2/4/20	USD	1,080	JPY	116,383	6	—
Goldman Sachs Bank
USA	3/3/20	USD	1,076	JPY	116,448	—	—
Morgan Stanley Capital
Services LLC	2/19/20	USD	1,070	PEN	3,570	16	—
J.P. Morgan Securities
LLC	3/18/20	USD	912	JPY	98,807	—	(3)
Morgan Stanley Capital
Services LLC	3/18/20	USD	838	GBP	638	—	(6)
Morgan Stanley Capital
Services LLC	3/18/20	USD	837	NZD	1,276	12	—
J.P. Morgan Securities
LLC	2/4/20	USD	816	GBP	625	—	(9)
Goldman Sachs Bank
USA	3/18/20	USD	686	EUR	612	6	—
J.P. Morgan Securities
LLC	3/18/20	USD	599	EUR	540	—	(1)

Barclays Bank plc	3/18/20	USD	565	AUD	835	5	—
J.P. Morgan Securities
LLC	3/18/20	USD	455	MXN	8,578	4	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	389	JPY	42,327	—	(2)
Goldman Sachs Bank
USA	3/18/20	USD	377	CAD	494	4	—

BNP Paribas	3/18/20	USD	365	GBP	278	—	(3)
J.P. Morgan Securities
LLC	3/18/20	USD	343	AUD	510	1	—
Goldman Sachs Bank
USA	3/18/20	USD	336	JPY	36,703	—	(3)

J.P. Morgan Securities
LLC	3/18/20	USD	329	EUR	296	—	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	298	CAD	390	3	—
J.P. Morgan Securities
LLC	3/18/20	USD	234	CAD	306	2	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	228	AUD	340	—	—

Barclays Bank plc	3/18/20	USD	227	NZD	351	—	—
J.P. Morgan Securities
LLC	3/18/20	USD	227	NZD	350	—	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	218	GBP	164	2	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	214	AUD	311	6	—
J.P. Morgan Securities
LLC	2/5/20	USD	183	GBP	140	—	(2)

HSBC Bank USA, N.A.	3/18/20	USD	130	SEK	1,210	4	—
Morgan Stanley Capital
Services LLC	2/4/20	USD	129	GBP	99	—	(2)

Standard Chartered Bank	3/18/20	USD	110	CAD	143	2	—

HSBC Bank USA, N.A.	3/18/20	USD	109	AUD	158	3	—

BNP Paribas	2/4/20	USD	63	GBP	48	—	(1)
J.P. Morgan Securities
LLC	3/18/20	USD	44	GBP	34	—	—
Goldman Sachs Bank
USA	2/4/20	USD	7	GBP	5	—	—

HSBC Bank USA, N.A.	2/4/20	USD	5	EUR	5	—	—
Goldman Sachs Bank
USA	3/18/20	USD	4	AUD	5	—	—
Morgan Stanley Capital
Services LLC	2/4/20	USD	3	NZD	5	—	—
Goldman Sachs Bank
USA	3/3/20	USD	3	NZD	5	—	—
Goldman Sachs Bank
USA	3/18/20	USD	2	SEK	18	—	—
Morgan Stanley Capital
Services LLC	3/18/20	USD	2	NOK	17	—	—
J.P. Morgan Securities
LLC	2/4/20	USD	1	CAD	1	—	—
						1,101	(263)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
SEK—Swedish krona.
USD—U.S. dollar.

ZAR—South African rand.
Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S33-V1	12/20/24	USD	1,173	1.000	27	1
CDX-NA-IG-S33-V1	12/20/29	USD	435	1.000	—	4
						5

Credit Protection Purchased
CDX-NA-HY-S33-V2	12/20/24	USD	212	(5.000)	(18)	2
CDX-NA-IG-S33-V1	12/20/22	USD	1,242	(1.000)	(26)	(1)
iTraxx Europe-S32-V1	12/20/24	EUR	340	(1.000)	(10)	—
						1
						6

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)

Credit Protection Sold/Moody's Rating
Republic of
Turkey/Ba2	12/20/24	HSBCC	950	1.000	(60)	125	65	—

Credit Protection Purchased
Deutsche Bank
AG	12/20/24	GSI	1,050[2]	(1.000)	8	(27)	—	(19)
Federative
Republic of
Brazil	12/20/24	MSCS	900	(1.000)	1	(15)	—	(14)
Republic of
Columbia	12/20/24	GSI	3,250	(1.000)	(30)	36	6	—
Republic of
Columbia	12/20/24	GSI	3,200	(1.000)	(30)	37	7	—
Republic of
Columbia	12/20/24	JPMC	4,000	(1.000)	(37)	15	—	(22)
Republic of
Columbia	12/20/24	MSCS	350	(1.000)	(3)	1	—	(2)
Republic of
South Africa	12/20/24	MSCS	850	(1.000)	32	(31)	1	—

Republic of
Turkey	12/20/22	HSBCC	1,350	(1.000)	28	(96)	—	(68)
United Mexican
States	12/20/24	GSI	950	(1.000)	(8)	4	—	(4)
Total					(39)	(76)	14	(129)

Total					(99)	49	79	(129)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
GSI—Goldman Sachs International.
HSBCC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At January 31, 2020, a counterparty had deposited in a segregated account cash of $1,325,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[1]	(Paid)	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
3/7/22	3/6/20[2]	438	(1.584)	0.000[3]	(2)	(2)
3/20/23	3/18/20[2]	2,800[4]	(1.000)	0.000[5]	(40)	(19)
3/18/25	3/18/20[2]	1,200[4]	(1.000)	0.000[5]	(27)	(16)
3/18/27	3/18/20[2]	1,250[4]	(1.000)	0.000[5]	(36)	(24)
1/23/30	N/A	79	(1.737)	1.806[3]	(2)	(2)
1/29/30	N/A	136	1.550	(1.775)[3]	1	1
1/29/30	N/A	123	1.550	(1.775)[3]	1	1
2/4/30	2/4/20[2]	47	1.448	(0.000)[3]	—	—
					(105)	(61)

1 Fixed interest payment received/paid semi-annually.
2 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.
4 Notional amount denominated in British pounds.
5 Based on 6M GBP LIBOR as of the most recent payment date. Floating interest payment received/paid semiannually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts,

determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount.
In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options.
Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers.
The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	175,151	—
Sovereign Bonds	—	33,393	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,346	21
Taxable Municipal Bonds	—	1,147	—
U.S. Government and Agency Obligations	—	3,231	—
Temporary Cash Investments	5,573	—	—
Options Purchased	37	48	—
Options Written	(4)	(42)	—
Futures Contracts—Assets[1]	107	—	—
Futures Contracts—Liabilities[1]	(144)	—	—
Forward Currency Contracts—Assets	—	1,101	—
Forward Currency Contracts—Liabilities	—	(263)	—
Swap Contracts—Assets	2[1]	79	—
Swap Contracts—Liabilities	(9)[1]	(129)	—
Total	5,562	222,062	21
1 Represents variation margin on the last day of the reporting period.